RESTRUCTURING COSTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Liability beginning of period	$ 711,622	$ 0
Expenses	1,383,009	1,426,487
Payments	(1,964,202)	(714,865)
Liability end of period	$ 130,429	$ 711,622